Share-Based and Unit-Based Compensation - Additional Information (Details) - USD ($)				1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	May 21, 2021	May 03, 2021	Mar. 01, 2021	Feb. 28, 2021	May 31, 2021	May 31, 2020	Feb. 03, 2021	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Expected dividend yield					0.00%
Nonvested award, cost not yet recognized, period for recognition							1 year
Aggregate fair value of units vested						$ 1,400,000	$ 5,200,000		$ 6,200,000
Unrecognized compensation expense							5,400,000
Deferred compensation expense				$ 0			800,000		10,900,000
Accelerated deferred compensation expense									$ 9,500,000
Executive Officer [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Exercise price			$ 9.77
Options available for grant			2,380,902
Senior Management
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Exercise price		$ 10.86
Organic growth target		1 year
Options available for grant		202,418
Vesting period		3 years
Performance Based Restricted Stock Units | Executives, Senior Management and Employees
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Exercise price	$ 12.87
Organic growth target	1 year
Number of awards granted	1,024,055
Vesting period	3 years
Service Based Restricted Stock Units [Member] | Executives, Senior Management and Employees
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Number of awards granted	943,364
Grant date fair value	$ 12.87
Vesting period	3 years
RSUs
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Vesting period					10 years			10 years
RSUs | Non-Employee Directors
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Number of awards granted	107,472
Vesting period	1 year
Unit Options
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock converted into cash				16,100,000			26,200,000
Series B-1 and B-2 Common Stock
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Unit-based compensation				4,700,000
Class B Units
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock converted into cash				$ 25,900,000			$ 24,200,000
2021 Incentive Plan
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Exercise price					$ 9.86
Options available for grant					2,583,000
Options outstanding					2,583,000
Unrecognized compensation cost					$ 5,700,000
Weighted-average contractual life of options outstanding					9 years 9 months 18 days
2021 Incentive Plan | RSUs
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Number of awards granted					2,075,000
Unrecognized compensation cost					$ 26,400,000
2021 Incentive Plan | Class A ordinary shares
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Common stock reserved for issuance					15,000,000		15,000,000
Shares available for grant					10,341,789
2015 Plan | Unit Options
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Exercise price									$ 2.04
Options available for grant				0			0		5,713,000
Expected dividend yield									0.00%
Options outstanding						20,401,000	19,855,000		22,001,000	22,001,000	18,617,000
Weighted-average contractual life of options outstanding						1 year 7 months 6 days	1 year 1 month 6 days		1 year 10 months 24 days	2 years 3 months 18 days
Compensation expense						$ 0	$ 0		$ 0	$ 0
Accelerated compensation cost				$ 12,800,000
2015 Plan | Restricted Equity Plan
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Number of awards granted									500,000
Number of shares authorized to issue									32,000,000.0
Accelerated compensation cost				$ 15,400,000
Outstanding restricted units							22,000,000.0		22,000,000.0
Shares available for grant							0
2015 Plan | Restricted Equity Plan | Time-Based Units
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Vesting percentage									25.00%
Vesting period									4 years
2015 Plan | Unit Options
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Options available for grant							2,700,000
Expected dividend yield							0.00%
Expected dividend payments							$ 0
Number of shares authorized to issue							46,000,000.0
Options outstanding							19,900,000		22,000,000.0
Weighted-average grant date fair value per unit of options granted									$ 0.45
Unrecognized compensation cost							$ 2,400,000
Nonvested award, cost not yet recognized, period for recognition							1 year 1 month 6 days
Weighted-average contractual life of options outstanding							6 years 8 months 12 days
Weighted-average contractual life of options exercisable							6 years 4 months 24 days
2015 Plan | Unit Options | Time-Based Units
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Vesting percentage					25.00%
Vesting period					4 years